Note 32 - Principal accountant fees	12 Months Ended
Dec. 31, 2023
Note 32 - Principal accountant fees
Note 32 - Principal accountant fees

32      Principal accountant fees

Total fees accrued for professional services rendered by PwC Network firms to Tenaris S.A. and its subsidiaries are detailed as follows:

	Year ended December 31,
	2023	2022	2021
Audit fees	4,386	3,966	3,804
Audit-related fees	273	255	220
Tax fees	148	-	-
All other fees	14	11	5
Total	4,821	4,232	4,029

In addition, PwC Network firms rendered $242 thousand for tax services to the recently acquired Mattr’s pipe coating business unit.